SCHEDULE OF NOTES PAYABLE RELATED PARTIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-Term Debt [Line Items]
Total	$ 15,496,921	$ 10,986,250
Less: Current portion	(10,996,921)	(10,986,250)
Long-term debt	4,500,000
Monster Creative LLC [Member]
Short-Term Debt [Line Items]
Total			$ 486,250	979,012	$ 1,426,513
Less: Current portion			(486,250)	(979,012)	(1,426,513)
Long-term debt
Monster Creative LLC [Member] | Officer [Member]
Short-Term Debt [Line Items]
Total				399,512	860,513
Monster Creative LLC [Member] | Kevin Childress [Member]
Short-Term Debt [Line Items]
Total			215,000	380,500	373,000
Monster Creative LLC [Member] | Doug Brandt [Member]
Short-Term Debt [Line Items]
Total			$ 271,250	199,000	$ 193,000
Ixaya Inc [Member]
Short-Term Debt [Line Items]
Total	10,671
Note Payable Relate Parties [Member]
Short-Term Debt [Line Items]
Total	$ 5,000,000	$ 5,000,000		$ 5,000,000
Interest percentage	5.00%	5.00%		5.00%
Note Payable Related Parties One [Member]
Short-Term Debt [Line Items]
Total	$ 435,000	$ 65,000
Interest percentage	5.00%	5.00%		5.00%
Note Payable Relate Parties Two [Member]
Short-Term Debt [Line Items]
Total	$ 271,250	$ 215,000
Interest percentage	3.00%	3.00%		3.00%
Notes Payable [Member]
Short-Term Debt [Line Items]
Total	$ 10,000,000	$ 10,000,000
Notes Payable One [Member]
Short-Term Debt [Line Items]
Total	500,000	500,000
Notes Payable Two [Member]
Short-Term Debt [Line Items]
Total	486,250	486,250
Notes Payable Three [Member]
Short-Term Debt [Line Items]
Total	3,000,000
Notes Payable Four [Member]
Short-Term Debt [Line Items]
Total	$ 1,500,000